CIGNA Variable Annuity Separate Account I

CIGNA Variable Annuity Separate Account I

Statements of assets and liabilities

December 31, 2023

Subaccount	Investments	Total Assets	Net Assets
Alger Capital Appreciation Portfolio - Class I-2	$220,914	$220,914	$220,914
Alger Large Cap Growth Portfolio - Class I-2	775,372	775,372	775,372
Alger Mid Cap Growth Portfolio - Class I-2	586,313	586,313	586,313
Alger Small Cap Growth Portfolio - Class I-2	504,883	504,883	504,883
Fidelity® VIP Asset Manager Portfolio - Initial Class	24,336	24,336	24,336
Fidelity® VIP Equity-Income Portfolio - Initial Class	445,430	445,430	445,430
Fidelity® VIP Government Money Market Portfolio - Initial Class	78,870	78,870	78,870
Fidelity® VIP High Income Portfolio - Initial Class	245,943	245,943	245,943
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	97,436	97,436	97,436
Fidelity® VIP Overseas Portfolio - Initial Class	268,979	268,979	268,979
MFS® VIT Total Return Series - Initial Class	81,581	81,581	81,581
MFS® VIT Utilities Series - Initial Class	226,135	226,135	226,135
MFS® VIT II Income Portfolio - Initial Class	5,617	5,617	5,617
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	57,711	57,711	57,711
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	1,929	1,929	1,929
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	287,925	287,925	287,925

See accompanying notes.

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CIGNA Variable Annuity Separate Account I

Statements of operations

Year Ended December 31, 2023

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Alger Capital Appreciation Portfolio - Class I-2	$—	$(2,469)	$(2,469)	$(147)
Alger Large Cap Growth Portfolio - Class I-2	—	(9,191)	(9,191)	(7,432)
Alger Mid Cap Growth Portfolio - Class I-2	—	(7,094)	(7,094)	(18,654)
Alger Small Cap Growth Portfolio - Class I-2	—	(6,100)	(6,100)	(10,281)
Fidelity® VIP Asset Manager Portfolio - Initial Class	548	(298)	250	8
Fidelity® VIP Equity-Income Portfolio - Initial Class	8,190	(5,436)	2,754	988
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,788	(1,032)	2,756	—
Fidelity® VIP High Income Portfolio - Initial Class	13,451	(3,079)	10,372	(2,428)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,470	(1,246)	1,224	(766)
Fidelity® VIP Overseas Portfolio - Initial Class	2,645	(3,276)	(631)	2,081
MFS® VIT Total Return Series - Initial Class	1,576	(997)	579	485
MFS® VIT Utilities Series - Initial Class	8,159	(3,058)	5,101	5,790
MFS® VIT II Income Portfolio - Initial Class	199	(79)	120	(343)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(713)	(713)	(122)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	86	(28)	58	(77)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	904	(3,402)	(2,498)	1,756

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$—	$(147)	$67,132	$64,516
Alger Large Cap Growth Portfolio - Class I-2	—	(7,432)	204,260	187,637
Alger Mid Cap Growth Portfolio - Class I-2	—	(18,654)	131,946	106,198
Alger Small Cap Growth Portfolio - Class I-2	—	(10,281)	82,640	66,259
Fidelity® VIP Asset Manager Portfolio - Initial Class	244	252	2,006	2,508
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,294	13,282	21,676	37,712
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	—	—	2,756
Fidelity® VIP High Income Portfolio - Initial Class	—	(2,428)	12,700	20,644
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	(766)	4,117	4,575
Fidelity® VIP Overseas Portfolio - Initial Class	669	2,750	41,526	43,645
MFS® VIT Total Return Series - Initial Class	3,281	3,766	2,439	6,784
MFS® VIT Utilities Series - Initial Class	12,625	18,415	(32,079)	(8,563)
MFS® VIT II Income Portfolio - Initial Class	—	(343)	601	378
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(122)	9,233	8,398
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(77)	116	97
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	4,267	6,023	55,516	59,041

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets

Years Ended December 31, 2022 and 2023

	Alger Capital Appreciation Portfolio - Class I-2 Subaccount	Alger Large Cap Growth Portfolio - Class I-2 Subaccount	Alger Mid Cap Growth Portfolio - Class I-2 Subaccount	Alger Small Cap Growth Portfolio - Class I-2 Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Government Money Market Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2022	$304,488	$1,082,813	$878,315	$778,366	$26,010	$492,983	$90,736
Changes From Operations:
• Net investment income (loss)	(2,734)	(10,109)	(7,893)	(7,051)	183	2,358	107
• Net realized gain (loss) on investments	14,075	31,995	3,065	69,720	1,528	22,378	—
• Net change in unrealized appreciation or depreciation on investments	(117,393)	(443,767)	(309,490)	(358,261)	(5,882)	(52,953)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(106,052)	(421,881)	(314,318)	(295,592)	(4,171)	(28,217)	107
Change From Unit Transactions:
• Net unit transactions	(42,245)	(39,415)	(53,486)	(34,850)	(5)	(51,837)	(7,197)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(42,245)	(39,415)	(53,486)	(34,850)	(5)	(51,837)	(7,197)
TOTAL DECREASE IN NET ASSETS	(148,297)	(461,296)	(367,804)	(330,442)	(4,176)	(80,054)	(7,090)
NET ASSETS AT DECEMBER 31, 2022	156,191	621,517	510,511	447,924	21,834	412,929	83,646
Changes From Operations:
• Net investment income (loss)	(2,469)	(9,191)	(7,094)	(6,100)	250	2,754	2,756
• Net realized gain (loss) on investments	(147)	(7,432)	(18,654)	(10,281)	252	13,282	—
• Net change in unrealized appreciation or depreciation on investments	67,132	204,260	131,946	82,640	2,006	21,676	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,516	187,637	106,198	66,259	2,508	37,712	2,756
Change From Unit Transactions:
• Net unit transactions	207	(33,782)	(30,396)	(9,300)	(6)	(5,211)	(7,532)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	207	(33,782)	(30,396)	(9,300)	(6)	(5,211)	(7,532)
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,723	153,855	75,802	56,959	2,502	32,501	(4,776)
NET ASSETS AT DECEMBER 31, 2023	$220,914	$775,372	$586,313	$504,883	$24,336	$445,430	$78,870

See accompanying notes.

	Fidelity® VIP High Income Portfolio - Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Overseas Portfolio - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT II Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2022	$280,265	$127,258	$359,174	$117,813	$285,806	$26,947
Changes From Operations:
• Net investment income (loss)	9,155	1,006	(723)	272	3,125	184
• Net realized gain (loss) on investments	(3,946)	4,259	6,437	12,380	17,238	(1,601)
• Net change in unrealized appreciation or depreciation on investments	(39,702)	(22,589)	(94,715)	(24,219)	(22,198)	(1,481)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,493)	(17,324)	(89,001)	(11,567)	(1,835)	(2,898)
Change From Unit Transactions:
• Net unit transactions	(14,415)	(13,271)	(32,782)	(30,353)	(23,785)	(16,898)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,415)	(13,271)	(32,782)	(30,353)	(23,785)	(16,898)
TOTAL DECREASE IN NET ASSETS	(48,908)	(30,595)	(121,783)	(41,920)	(25,620)	(19,796)
NET ASSETS AT DECEMBER 31, 2022	231,357	96,663	237,391	75,893	260,186	7,151
Changes From Operations:
• Net investment income (loss)	10,372	1,224	(631)	579	5,101	120
• Net realized gain (loss) on investments	(2,428)	(766)	2,750	3,766	18,415	(343)
• Net change in unrealized appreciation or depreciation on investments	12,700	4,117	41,526	2,439	(32,079)	601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,644	4,575	43,645	6,784	(8,563)	378
Change From Unit Transactions:
• Net unit transactions	(6,058)	(3,802)	(12,057)	(1,096)	(25,488)	(1,912)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,058)	(3,802)	(12,057)	(1,096)	(25,488)	(1,912)
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,586	773	31,588	5,688	(34,051)	(1,534)
NET ASSETS AT DECEMBER 31, 2023	$245,943	$97,436	$268,979	$81,581	$226,135	$5,617

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets (continued)

Years Ended December 31, 2022 and 2023

	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Short Duration Bond Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2022	$84,696	$5,379	$347,703
Changes From Operations:
• Net investment income (loss)	(830)	91	(2,413)
• Net realized gain (loss) on investments	12,256	(237)	33,258
• Net change in unrealized appreciation or depreciation on investments	(35,671)	(153)	(94,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,245)	(299)	(63,737)
Change From Unit Transactions:
• Net unit transactions	(8,828)	(2,527)	(37,575)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,828)	(2,527)	(37,575)
TOTAL DECREASE IN NET ASSETS	(33,073)	(2,826)	(101,312)
NET ASSETS AT DECEMBER 31, 2022	51,623	2,553	246,391
Changes From Operations:
• Net investment income (loss)	(713)	58	(2,498)
• Net realized gain (loss) on investments	(122)	(77)	6,023
• Net change in unrealized appreciation or depreciation on investments	9,233	116	55,516
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,398	97	59,041
Change From Unit Transactions:
• Net unit transactions	(2,310)	(721)	(17,507)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,310)	(721)	(17,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,088	(624)	41,534
NET ASSETS AT DECEMBER 31, 2023	$57,711	$1,929	$287,925

See accompanying notes.

CIGNA Variable Annuity Separate Account I

Notes to financial statements

December 31, 2023

1. Accounting Policies and Account Information

The Variable Account: CIGNA Variable Annuity Separate Account I (the Variable Account) is a segregated investment account of CIGNA Life Insurance Company (CIGNA Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CIGNA Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Variable Account are owned by CIGNA Life, but are not available to meet the general obligations of CIGNA Life. The Variable Account only offers one product (Flexible Payment Deferred) at one fee rate.

Effective January 1, 1998, CIGNA Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life). Although CIGNA Life is responsible for all policy terms and conditions, Lincoln Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventeen mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:

Alger Capital Appreciation Portfolio - Class I-2

Alger Large Cap Growth Portfolio - Class I-2

Alger Mid Cap Growth Portfolio - Class I-2

Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares*

MFS® Variable Insurance Trust:

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Short Duration Bond Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

*  Available fund with no money invested at December 31, 2023

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2023. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

1. Accounting Policies and Account Information (continued)

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CIGNA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by Cigna Life, are offset by transfers to or from Cigna Life.

Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable subaccount the daily equivalent of 1.20%, at an effective annual rate, of the current value of each subaccount's assets for the assumption of these risks.

CIGNA Life also deducts a daily administrative fee from assets of each variable subaccount as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable subaccount of the participant or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract. Fixed subaccounts are part of the general account of CIGNA Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable subaccounts for the years ended December 31, 2023 and 2022 amounted to $1,030 and $1,160, respectively.

For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participants. The optional death benefit fee will be deducted from the participant's fixed or variable subaccount or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract on the date of each contract anniversary. Optional death benefit fees paid to CIGNA Life for the variable subaccounts for the years ended December 31, 2023 and 2022 amounted to $20,280 and $6,748, respectively.

Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between subaccounts. No transfer fees were deducted for the years ended December 31, 2023 and 2022.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. For the year ended December 31, 2023 and 2022, there were no withdrawal charges paid.

Withdrawal, account and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year in the five years ended December 31, 2023, follows:

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Alger Capital Appreciation Portfolio - Class I-2
	2023		1.30%	$135.45	1,631	$220,914	41.28%	0.00%
	2022		1.30%	95.87	1,629	156,191	-37.34%	0.00%
	2021		1.30%	153.01	1,990	304,488	17.59%	0.00%
	2020		1.30%	130.12	2,549	331,736	39.92%	0.00%
	2019		1.30%	93.00	2,637	245,182	31.86%	0.00%
Alger Large Cap Growth Portfolio - Class I-2
	2023		1.30%	68.41	11,334	775,372	30.96%	0.00%
	2022		1.30%	52.24	11,898	621,517	-39.45%	0.00%
	2021		1.30%	86.27	12,551	1,082,813	10.40%	0.00%
	2020		1.30%	78.15	12,861	1,005,073	64.87%	0.19%
	2019		1.30%	47.40	13,110	621,383	25.79%	0.00%
Alger Mid Cap Growth Portfolio - Class I-2
	2023		1.30%	74.52	7,868	586,313	21.58%	0.00%
	2022		1.30%	61.29	8,330	510,511	-36.90%	0.00%
	2021		1.30%	97.13	9,043	878,315	2.86%	0.00%
	2020		1.30%	94.43	9,231	871,678	62.50%	0.00%
	2019		1.30%	58.11	9,461	549,788	28.57%	0.00%
Alger Small Cap Growth Portfolio - Class I-2
	2023		1.30%	37.22	13,565	504,883	14.99%	0.00%
	2022		1.30%	32.37	13,838	447,924	-38.82%	0.00%
	2021		1.30%	52.90	14,713	778,366	-7.27%	0.00%
	2020		1.30%	57.05	15,628	891,659	64.99%	1.10%
	2019		1.30%	34.58	16,910	584,722	27.67%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2023		1.30%	36.71	663	24,336	11.48%	2.39%
	2022		1.30%	32.93	663	21,834	-16.04%	2.10%
	2021		1.30%	39.22	663	26,010	8.50%	1.64%
	2020		1.30%	36.15	663	23,977	13.39%	1.53%
	2019		1.30%	31.88	664	21,157	16.72%	1.51%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2023		1.30%	56.28	7,915	445,430	9.22%	1.96%
	2022		1.30%	51.53	8,014	412,929	-6.19%	1.85%
	2021		1.30%	54.92	8,976	492,983	23.28%	1.85%
	2020		1.30%	44.55	10,247	456,523	5.32%	1.83%
	2019		1.30%	42.30	10,589	447,921	25.80%	1.90%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2023		1.30%	$12.98	6,076	$78,870	3.54%	4.78%
	2022		1.30%	12.54	6,672	83,646	0.13%	1.42%
	2021		1.30%	12.52	7,247	90,736	-1.28%	0.01%
	2020		1.30%	12.68	7,738	98,142	-0.98%	0.32%
	2019		1.30%	12.81	7,332	93,914	0.70%	2.01%
Fidelity® VIP High Income Portfolio - Initial Class
	2023		1.30%	22.88	10,750	245,943	9.05%	5.68%
	2022		1.30%	20.98	11,028	231,357	-12.52%	4.97%
	2021		1.30%	23.98	11,686	280,265	3.06%	5.29%
	2020		1.30%	23.27	12,488	290,601	1.42%	5.03%
	2019		1.30%	22.94	12,848	294,781	13.62%	5.11%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2023		1.30%	23.45	4,156	97,436	4.83%	2.58%
	2022		1.30%	22.37	4,322	96,663	-14.09%	2.22%
	2021		1.30%	26.03	4,888	127,258	-1.89%	1.99%
	2020		1.30%	26.53	5,774	153,216	7.98%	2.18%
	2019		1.30%	24.57	6,210	152,588	8.25%	2.66%
Fidelity® VIP Overseas Portfolio - Initial Class
	2023		1.30%	31.07	8,657	268,979	18.95%	1.05%
	2022		1.30%	26.12	9,088	237,391	-25.46%	1.02%
	2021		1.30%	35.04	10,250	359,174	18.15%	0.53%
	2020		1.30%	29.66	10,462	310,297	14.12%	0.45%
	2019		1.30%	25.99	11,911	309,556	26.12%	1.73%
MFS® VIT Total Return Series - Initial Class
	2023		1.30%	47.44	1,720	81,581	9.02%	2.05%
	2022		1.30%	43.52	1,744	75,893	-10.75%	1.61%
	2021		1.30%	48.76	2,416	117,813	12.64%	1.67%
	2020		1.30%	43.29	3,816	165,159	8.39%	2.30%
	2019		1.30%	39.93	3,941	157,378	18.83%	2.36%
MFS® VIT Utilities Series - Initial Class
	2023		1.30%	94.81	2,385	226,135	-3.37%	3.47%
	2022		1.30%	98.12	2,652	260,186	-0.55%	2.42%
	2021		1.30%	98.66	2,897	285,806	12.62%	1.81%
	2020		1.30%	87.60	2,827	247,614	4.53%	2.33%
	2019		1.30%	83.80	4,921	412,416	23.45%	4.03%
MFS® VIT II Income Portfolio - Initial Class
	2023		1.30%	22.54	249	5,617	6.20%	3.29%
	2022		1.30%	21.22	337	7,151	-14.82%	2.56%
	2021		1.30%	24.91	1,082	26,947	-0.83%	3.13%
	2020		1.30%	25.12	1,227	30,816	7.94%	3.64%
	2019		1.30%	23.27	1,661	38,669	10.16%	2.99%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	—	—	—	0.00%	2.00%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2023		1.30%	39.66	1,455	57,711	16.62%	0.00%
	2022		1.30%	34.01	1,518	51,623	-29.66%	0.00%
	2021		1.30%	48.34	1,752	84,696	11.53%	0.00%
	2020		1.30%	43.34	1,886	81,748	38.17%	0.00%
	2019		1.30%	31.37	2,026	63,545	31.04%	0.00%
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
	2023		1.30%	14.07	137	1,929	4.53%	4.04%
	2022		1.30%	13.46	190	2,553	-6.41%	3.55%
	2021		1.30%	14.38	374	5,379	-0.56%	2.53%
	2020		1.30%	14.46	414	5,986	2.13%	2.22%
	2019		1.30%	14.16	664	9,406	2.35%	1.85%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2023		1.30%	$65.73	4,380	$287,925	25.26%	0.35%
	2022		1.30%	52.48	4,695	246,391	-19.51%	0.43%
	2021		1.30%	65.19	5,333	347,703	21.88%	0.38%
	2020		1.30%	53.49	5,533	295,984	18.02%	0.62%
	2019	4/30/19	1.30%	45.32	5,829	264,197	8.45%	0.41%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(4)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2023:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$143	$2,411
Alger Large Cap Growth Portfolio - Class I-2	17,419	60,414
Alger Mid Cap Growth Portfolio - Class I-2	7,288	44,796
Alger Small Cap Growth Portfolio - Class I-2	57	15,473
Fidelity® VIP Asset Manager Portfolio - Initial Class	790	303
Fidelity® VIP Equity-Income Portfolio - Initial Class	20,655	10,833
Fidelity® VIP Government Money Market Portfolio - Initial Class	16,040	20,819
Fidelity® VIP High Income Portfolio - Initial Class	13,434	9,128
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,511	5,092
Fidelity® VIP Overseas Portfolio - Initial Class	7,731	19,759
MFS® VIT Total Return Series - Initial Class	8,898	6,137
MFS® VIT Utilities Series - Initial Class	20,776	28,547
MFS® VIT II Income Portfolio - Initial Class	268	2,060
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	129	3,154
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	86	749
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	15,747

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2023:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	2,824	$78.22	$220,914	$200,782
Alger Large Cap Growth Portfolio - Class I-2	12,422	62.42	775,372	744,761
Alger Mid Cap Growth Portfolio - Class I-2	34,796	16.85	586,313	729,659
Alger Small Cap Growth Portfolio - Class I-2	30,543	16.53	504,883	765,504
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,556	15.64	24,336	22,740
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,925	24.85	445,430	395,935
Fidelity® VIP Government Money Market Portfolio - Initial Class	78,870	1.00	78,870	78,870
Fidelity® VIP High Income Portfolio - Initial Class	53,466	4.60	245,943	307,680
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,723	11.17	97,436	110,672
Fidelity® VIP Overseas Portfolio - Initial Class	10,417	25.82	268,979	219,450
MFS® VIT Total Return Series - Initial Class	3,507	23.26	81,581	74,905
MFS® VIT Utilities Series - Initial Class	7,012	32.25	226,135	196,211
MFS® VIT II Income Portfolio - Initial Class	671	8.37	5,617	6,474
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2,167	26.63	57,711	55,142
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	200	9.64	1,929	2,137
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	8,633	33.35	287,925	226,475

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2023, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	3	(1)	2
Alger Large Cap Growth Portfolio - Class I-2	310	(874)	(564)
Alger Mid Cap Growth Portfolio - Class I-2	112	(574)	(462)
Alger Small Cap Growth Portfolio - Class I-2	8	(281)	(273)
Fidelity® VIP Equity-Income Portfolio - Initial Class	5	(104)	(99)
Fidelity® VIP Government Money Market Portfolio - Initial Class	984	(1,580)	(596)
Fidelity® VIP High Income Portfolio - Initial Class	—	(278)	(278)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	(170)	(166)
Fidelity® VIP Overseas Portfolio - Initial Class	158	(589)	(431)
MFS® VIT Total Return Series - Initial Class	91	(115)	(24)
MFS® VIT Utilities Series - Initial Class	—	(267)	(267)
MFS® VIT II Income Portfolio - Initial Class	3	(91)	(88)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	4	(67)	(63)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(53)	(53)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(315)	(315)

The change in units outstanding for the year ended December 31, 2022, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Decrease
Alger Capital Appreciation Portfolio - Class I-2	6	(367)	(361)
Alger Large Cap Growth Portfolio - Class I-2	—	(653)	(653)
Alger Mid Cap Growth Portfolio - Class I-2	5	(718)	(713)
Alger Small Cap Growth Portfolio - Class I-2	16	(891)	(875)
Fidelity® VIP Equity-Income Portfolio - Initial Class	—	(962)	(962)
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,027	(1,602)	(575)
Fidelity® VIP High Income Portfolio - Initial Class	—	(658)	(658)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2	(568)	(566)
Fidelity® VIP Overseas Portfolio - Initial Class	5	(1,167)	(1,162)
MFS® VIT Total Return Series - Initial Class	—	(672)	(672)
MFS® VIT Utilities Series - Initial Class	—	(245)	(245)
MFS® VIT II Income Portfolio - Initial Class	2	(747)	(745)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	31	(265)	(234)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(184)	(184)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	7	(645)	(638)

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

7. Subsequent Events

Management evaluated subsequent events through April 26, 2024, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of CIGNA Life Insurance Company
and

Contract Owners of CIGNA Variable Annuity Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CIGNA Variable Annuity Separate Account I ("Variable Account"), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since at least 2009, but we are unable to determine the specific year.
Philadelphia, Pennsylvania

April 26, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT Total Return Series - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT Utilities Series - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023